NON-CONTROLLING INTEREST (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
XJ Harbour HK Limited
NON-CONTROLLING INTEREST
NCI percentage				20.90%
SCHMID Singapore Pte. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	10.00%	10.00%	10.00%
SCHMID Technology Guangdong Co. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	24.10%	24.10%	24.10%
SCHMID Taiwan Ltd.
NON-CONTROLLING INTEREST
NCI percentage	14.00%	14.00%	14.00%